Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other current liabilities [abstract]
Board of directors attendance fee	$ 0.3	$ 0.3
Liabilities	0.2	$ 0.3
Accrued liabilitites current for fixed assets	$ 0.6